Debt instruments (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument Held [LineItems]
Number of shares issued		350,056,012
Equity		$ 2,968,200	$ 3,029,565	$ 3,063,627	$ 3,047,213
Minera Yanacocha SRL and subsidiary [Member]
Debt Instrument Held [LineItems]
Number of shares issued	63,922,565
Equity	$ 6,216	489,712	583,723	$ 659,115	$ 885,724
Unwinding of discount of debt instruments		1,497	735
Subsidiary Sale Of Stock Value	47,911
Escrow Deposits		48,617	48,127
Fair Value of Subsidiary Sale of Stock	$ 41,695
Subsidiary Sale of Stock Outstanding Amount		$ 43,927	$ 42,430
Sumitomo [Member] | Minera Yanacocha SRL and subsidiary [Member]
Debt Instrument Held [LineItems]
Proportion of ownership interest in subsidiary	5.00%
Newmont [Member]
Debt Instrument Held [LineItems]
Proportion of ownership interest in subsidiary	51.35%
Buenaventura [Member]
Debt Instrument Held [LineItems]
Proportion of ownership interest in subsidiary	43.65%